Pay vs Performance Disclosure - USD ($)	3 Months Ended	6 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Nov. 25, 2025	Dec. 31, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Item 402(v) of Regulation S-K (“Item 402(v)”), the Company is providing the following information regarding the relationship between the executive compensation actually paid (“CAP”) by the Company to our principal executive officer (“PEO”) and the average of all other non-PEO NEOs (“Other NEOs”) and the financial performance of the Company using selected financial performance measures over the applicable time period of the disclosure, calculated in a manner consistent with Item 402(v). Please refer to our “Compensation Discussion and Analysis” section for a discussion of the Company’s executive compensation policies and programs and an explanation of how executive compensation decisions are made at Republic.

Year	SCT Total for PEO(1) ($)		CAP to PEO(1),(2) ($)		SCT Total for Other NEOs(3) ($)	CAP for Other NEOs(4) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income(7) ($000s)	Adjusted EBITDA(8) ($000s)
	Mr. Ornstein	Mr. Grizzle	Mr. Ornstein	Mr. Grizzle			Republic TSR(5)	Peer Group TSR(6)
2025	5,498,461	4,262,081	5,722,130	4,757,195	4,522,478	5,004,945	41.51	151.20	76,200	341,700
2024T	156,250	—	137,242	—	143,367	128,450	39.32	141.63	(111,944)	11,005
2024	1,825,942	—	1,896,950	—	1,069,548	1,061,433	41.02	137.30	(91,015)	55,514
2023	1,868,406	—	1,683,858	—	905,512	738,346	29.15	121.41	(120,116)	24,222
2022	1,867,608	—	161,076	—	914,730	292,155	55.93	96.37	(182,678)	66,623
2021	1,861,055	—	3,568,886	—	990,887	1,726,651	259.66	121.22	16,588	150,002

(1)
On November 25, 2025, in connection with the completion of the Merger, the Company’s executive officers were reconstituted. At the Effective Time of the Merger, Mr. Grizzle was appointed as the Company’s Chairman & Chief Executive Officer; and consequently, CAP comparisons are shown for each of Mr. Ornstein and Mr. Grizzle in 2025. Mr. Ornstein was the Company’s sole PEO in 2021, 2022, 2023, and 2024.

(2)
The amounts in this column represents the total compensation actually paid to (lost by) the PEO for the years indicated, adjusting the Summary Compensation Table (“SCT”) total compensation by the amounts in the “PEOs” table below.

(3)
The amounts in this column represents the average Summary Compensation Table (“SCT”) total compensation of our Other NEOs: Messrs. Koscal, Allman, Kinstedt, Pulley, and Lotz for 2025; Mr. Lotz for 2024 TP; Messrs. Lotz and Brian S. Gillman for 2024; and Messrs. Lotz, Gillman, Torque Zubeck, and Bradford R. Rich, for each of 2023, 2022, and 2021, as reported in the Summary Compensation Table of the proxy statement filed in the applicable year.

(4)
The amounts in this column represents the average total compensation actually paid to (lost by) the Other NEOs for the years indicated, adjusting the Summary Compensation Table (“SCT”) total compensation by the amounts in the “Other NEOs” table below.

(5)
The total shareholder return shows the cumulative total shareholder return (“TSR”) on the Company’s common stock through the last day of each fiscal year reflected in the table above, assuming an initial investment of $100.00 on September 30, 2020. The calculation was adjusted for the Reverse Stock Split.

(6)
The peer group total shareholder return shows the cumulative total shareholder return (“TSR”) of the Nasdaq Transportation Index through the last day of each fiscal year reflected in the table above, assuming an initial investment of $100.00 on September 30, 2020, with dividends reinvested.

(7)	The amounts in this column represent the Company’s net income (loss) for the indicated years as reported in the Company’s Annual Report on Form 10-K filed with the SEC.
(8)
We define Adjusted EBITDA in a manner consistent with the definition we use when reporting our financial results. See “Part II, Item 7: Management’s Discussion and Analysis of Financial Condition and Results of Operations – Results of Operations,” beginning on page 45 of our 2025 Form 10-K for information regarding our calculation of Adjusted EBITDA.

PEOs	Mr. Ornstein- 2025	Mr. Grizzle- 2025	Mr. Ornstein- 2024T	Mr. Ornstein- 2024
Total compensation as reported in SCT	$5,498,461	$4,262,081	$156,250	$1,825,942
Subtract SCT “Stock Awards” value	$191,085	$3,326,400	$—	$332,228
Add Year-end fair value of outstanding and unvested equity compensation granted in current year	$—	$3,718,366	$—	$319,939
Add Change in fair value (from end of prior fiscal year to end of current fiscal year) for awards granted in prior fiscal years that remained unvested and outstanding at end of current fiscal year	$—	$—	$(19,008)	$40,513
Add Fair value of awards, as of the vesting date, for awards granted in current fiscal year that vested before fiscal year end	$327,836	$103,148	$—	$—
Add Change in fair value (from end of prior fiscal year to vesting date) for awards granted in prior fiscal years that vested during current fiscal year	$86,918	$—	$—	$42,785
Subtract Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	$—	$—	$—	$—
Compensation Actually Paid to PEO	$5,722,130	$4,757,195	$137,242	$1,896,950

Other NEOs	Other NEOs-2025	Other NEOs-2024T	Other NEOs-2024
Total compensation as reported in SCT	$4,522,478	$143,367	$1,069,548
Subtract SCT “Stock Awards” value	$2,338,147	$—	$219,385
Add Year-end fair value of outstanding and unvested equity compensation granted in current year	$2,633,295	$—	$168,009
Add Change in fair value (from end of prior fiscal year to end of current fiscal year) for awards granted in prior fiscal years that remained unvested and outstanding at end of current fiscal year	$—	$(14,917)	$21,016
Add Fair value of awards, as of the vesting date, for awards granted in current fiscal year that vested before fiscal year end	$173,717	$—	$—
Add Change in fair value (from end of prior fiscal year to vesting date) for awards granted in prior fiscal years that vested during current fiscal year	$13,602	$—	$22,244
Subtract Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	$—	$—	$—
Compensation Actually Paid to PEO	$5,004,945	$128,450	$1,061,433

Company Selected Measure Name				Adjusted EBITDA
Named Executive Officers, Footnote
(1)
On November 25, 2025, in connection with the completion of the Merger, the Company’s executive officers were reconstituted. At the Effective Time of the Merger, Mr. Grizzle was appointed as the Company’s Chairman & Chief Executive Officer; and consequently, CAP comparisons are shown for each of Mr. Ornstein and Mr. Grizzle in 2025. Mr. Ornstein was the Company’s sole PEO in 2021, 2022, 2023, and 2024.

(3)
The amounts in this column represents the average Summary Compensation Table (“SCT”) total compensation of our Other NEOs: Messrs. Koscal, Allman, Kinstedt, Pulley, and Lotz for 2025; Mr. Lotz for 2024 TP; Messrs. Lotz and Brian S. Gillman for 2024; and Messrs. Lotz, Gillman, Torque Zubeck, and Bradford R. Rich, for each of 2023, 2022, and 2021, as reported in the Summary Compensation Table of the proxy statement filed in the applicable year.

Peer Group Issuers, Footnote
(6)
The peer group total shareholder return shows the cumulative total shareholder return (“TSR”) of the Nasdaq Transportation Index through the last day of each fiscal year reflected in the table above, assuming an initial investment of $100.00 on September 30, 2020, with dividends reinvested.

Adjustment To PEO Compensation, Footnote
(2)
The amounts in this column represents the total compensation actually paid to (lost by) the PEO for the years indicated, adjusting the Summary Compensation Table (“SCT”) total compensation by the amounts in the “PEOs” table below.

PEOs	Mr. Ornstein- 2025	Mr. Grizzle- 2025	Mr. Ornstein- 2024T	Mr. Ornstein- 2024
Total compensation as reported in SCT	$5,498,461	$4,262,081	$156,250	$1,825,942
Subtract SCT “Stock Awards” value	$191,085	$3,326,400	$—	$332,228
Add Year-end fair value of outstanding and unvested equity compensation granted in current year	$—	$3,718,366	$—	$319,939
Add Change in fair value (from end of prior fiscal year to end of current fiscal year) for awards granted in prior fiscal years that remained unvested and outstanding at end of current fiscal year	$—	$—	$(19,008)	$40,513
Add Fair value of awards, as of the vesting date, for awards granted in current fiscal year that vested before fiscal year end	$327,836	$103,148	$—	$—
Add Change in fair value (from end of prior fiscal year to vesting date) for awards granted in prior fiscal years that vested during current fiscal year	$86,918	$—	$—	$42,785
Subtract Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	$—	$—	$—	$—
Compensation Actually Paid to PEO	$5,722,130	$4,757,195	$137,242	$1,896,950

Non-PEO NEO Average Total Compensation Amount	$ 143,367			$ 4,522,478	$ 1,069,548	$ 905,512	$ 914,730	$ 990,887
Non-PEO NEO Average Compensation Actually Paid Amount	128,450			$ 5,004,945	1,061,433	738,346	292,155	1,726,651
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The amounts in this column represents the average total compensation actually paid to (lost by) the Other NEOs for the years indicated, adjusting the Summary Compensation Table (“SCT”) total compensation by the amounts in the “Other NEOs” table below.

Other NEOs	Other NEOs-2025	Other NEOs-2024T	Other NEOs-2024
Total compensation as reported in SCT	$4,522,478	$143,367	$1,069,548
Subtract SCT “Stock Awards” value	$2,338,147	$—	$219,385
Add Year-end fair value of outstanding and unvested equity compensation granted in current year	$2,633,295	$—	$168,009
Add Change in fair value (from end of prior fiscal year to end of current fiscal year) for awards granted in prior fiscal years that remained unvested and outstanding at end of current fiscal year	$—	$(14,917)	$21,016
Add Fair value of awards, as of the vesting date, for awards granted in current fiscal year that vested before fiscal year end	$173,717	$—	$—
Add Change in fair value (from end of prior fiscal year to vesting date) for awards granted in prior fiscal years that vested during current fiscal year	$13,602	$—	$22,244
Subtract Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	$—	$—	$—
Compensation Actually Paid to PEO	$5,004,945	$128,450	$1,061,433

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Financial Performance Measures
The most important financial performance measures used by the Company in 2025 related to CAP based on Company performance are listed below:
•	Adjusted EBITDA
•	Pre-Tax Income
•	Adjusted EBITDAR

Total Shareholder Return Amount	39.32			$ 41.51	41.02	29.15	55.93	259.66
Peer Group Total Shareholder Return Amount	141.63			151.2	137.3	121.41	96.37	121.22
Net Income (Loss)	$ (111,944,000)			$ 76,200,000	$ (91,015,000)	$ (120,116,000)	$ (182,678,000)	$ 16,588,000
Company Selected Measure Amount	11,005,000			341,700,000	55,514,000	24,222,000	66,623,000	150,002,000
PEO Name	Mr. Ornstein	Mr. Grizzle	Mr. Ornstein		Mr. Ornstein	Mr. Ornstein	Mr. Ornstein	Mr. Ornstein
Measure:: 1
Pay vs Performance Disclosure
Name				Adjusted EBITDA
Non-GAAP Measure Description
(8)
We define Adjusted EBITDA in a manner consistent with the definition we use when reporting our financial results. See “Part II, Item 7: Management’s Discussion and Analysis of Financial Condition and Results of Operations – Results of Operations,” beginning on page 45 of our 2025 Form 10-K for information regarding our calculation of Adjusted EBITDA.

Measure:: 2
Pay vs Performance Disclosure
Name				Pre-Tax Income
Measure:: 3
Pay vs Performance Disclosure
Name				Adjusted EBITDAR
Jonathan G. Ornstein [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 156,250			$ 5,498,461	$ 1,825,942	$ 1,868,406	$ 1,867,608	$ 1,861,055
PEO Actually Paid Compensation Amount	137,242			5,722,130	1,896,950	1,683,858	161,076	3,568,886
David Grizzle [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	0			4,262,081	0	0	0	0
PEO Actually Paid Compensation Amount	0			4,757,195	0	$ 0	$ 0	$ 0
PEO | Jonathan G. Ornstein [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0			(191,085)	(332,228)
PEO | Jonathan G. Ornstein [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0			0	319,939
PEO | Jonathan G. Ornstein [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(19,008)			0	40,513
PEO | Jonathan G. Ornstein [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0			327,836	0
PEO | Jonathan G. Ornstein [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0			86,918	42,785
PEO | Jonathan G. Ornstein [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0			0	0
PEO | David Grizzle [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(3,326,400)
PEO | David Grizzle [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				3,718,366
PEO | David Grizzle [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | David Grizzle [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				103,148
PEO | David Grizzle [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | David Grizzle [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0			(2,338,147)	(219,385)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0			2,633,295	168,009
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(14,917)			0	21,016
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0			173,717	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0			13,602	22,244
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0			$ 0	$ 0